SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	40.00%	36.00%	40.00%
Expected volatility, maximum	86.00%	69.00%	80.00%
Risk-free interest rate, minimum	0.52%	0.26%	0.12%
Risk-free interest rate, maximum	2.55%	2.30%	2.63%
Contractual term of up to	10 years	10 years	10 years
Options Granted To Management [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	3.00
Options Granted To Management [Member] | Minimum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple		2.50	2.62
Options Granted To Management [Member] | Maximum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple		2.60	2.66
Stock Option [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	2.60	2.50